SEGMENT REPORTING - Schedule of non-current and non-financial assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
SEGMENT REPORTING
Total	$ 6,567.6	$ 6,581.5
Canada
SEGMENT REPORTING
Total	2,435.3	2,499.2
France
SEGMENT REPORTING
Total	1,472.8	1,524.3
The United States
SEGMENT REPORTING
Total	1,185.7	1,143.3
Other
SEGMENT REPORTING
Total	$ 1,473.8	$ 1,414.7